Subsequent Events (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands			12 Months Ended
	Mar. 12, 2024 CNY (¥) shares	Jan. 01, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥)	Mar. 06, 2024 USD ($) $ / shares shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares
Subsequent Events (Details) [Line Items]
Newly issued						138	4,167	4,167
Percentage of option vest			100.00%
Fair value amount | ¥			¥ 17,516
2020 Plan [Member]
Subsequent Events (Details) [Line Items]
Exercise price | $ / shares					$ 0.00021
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Subscription price | $ / shares				$ 3
Principal amount | $				$ 240
Granted share options	120,000	620,000
Grant date fair value of option | ¥	¥ 2,140	¥ 17,516
Subsequent Event [Member] | Class B Ordinary Shares [Member]
Subsequent Events (Details) [Line Items]
Newly issued				80,000